EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value Assumptions	The fair value of the option grants of $0.1 million has been estimated with the following assumptions for the year ended December 31, 2024:

2024
Risk-free interest rate	4.25%-4.61%
Volatility	106.07% - 123.31%
Expected life (years)	5 -6 years
Expected dividend yield	0.00%

Summary of Stock Option Activity
The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2024 and 2023:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2022	13,391	$189.00	8.29
Granted	—	—
Exercised	—	—
Forfeited	(2,227)	—
Expired	—	—
Outstanding at December 31, 2023	11,164	$190.00	7.26
Exercisable at December 31, 2023	8,448	$212.00	7.13

Granted	21,125	$3.02
Exercised	—
Forfeited	(735)
Expired	—
Outstanding at December 31, 2024	31,554	$66.75	8.20
Exercisable at December 31, 2024	9,435	$203.06	6.17